INVESTMENT IN PRIVATE COMPANY	9 Months Ended
Dec. 31, 2022
Investment In Private Company
INVESTMENT IN PRIVATE COMPANY

NOTE 7. INVESTMENT IN PRIVATE COMPANY

The following is a discussion of the Company’s investment in private company as of December 31, 2022 and March 31, 2022.

Intensity Therapeutics, Inc.

In connection with the SalvaRx Acquisition in fiscal 2019, the Company acquired a $4.5 million interest in Intensity, a private clinical stage biotechnology company, of 1.0 million shares, which represented a 7.5% equity interest in Intensity. The investment was recorded at fair value (which approximates cost) at the acquisition date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through other comprehensive income (“OCI”). The fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors.

On July 11, 2019, the Company entered into an agreement with Fast Forward Innovations Limited (“Fast Forward”) to purchase Intensity Holdings Limited (“IHL”), a wholly-owned subsidiary of Fast Forward. The Company paid $1.3 million for IHL through the issuance of 129,806 ordinary shares. The sole asset of IHL consists of 288,458 shares of Intensity. This transaction increased the Company’s ownership of Intensity to 1,288,458 shares.

There was no unrealized gain or loss recognized during the three and nine months ended December 31, 2021.

As of December 31, 2022 and March 31, 2022, the Company owned approximately 7.00% and approximately 7.35%, respectively, of the outstanding shares of Intensity, on a fully diluted basis.

On October 28, 2021, Intensity filed a Form S-1 Registration Statement with the SEC to register shares for an initial public offering, which was declared effective by the SEC, but subsequently withdrawn prior to closing. Intensity is still evaluating market conditions to determine the timing of an initial public offering. As of March 31, 2022, the Company had valued its investment in Intensity based on Intensity’s Series C Preferred Stock Offering completed in 2020. If the initial public offering is successful, the Company will value its investment in Intensity based upon fair value (market price) and will record periodic changes in carrying value through OCI.

In October and November of 2022, Intensity filed amendments to its Form S-1 Registration Statement, which reflected a proposed offering price in the range of $4.00 - $5.00 per share, which is less than the Company’s carrying value, which indicated impairment. Accordingly, the Company performed a fair value analysis and determined a fair value of $3.363 million, which was $4.046 million less than the then carrying value. The Company recognized an unrealized loss in value in Intensity of $4.046 million through OCI in the three and nine months ended December 31, 2022.